Segment Information - Revenue per country (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total leasing and service revenues	$ 1,817,077	$ 1,180,250	$ 941,903
Ghana
Total leasing and service revenues	0	0	175,595
Norway
Total leasing and service revenues	220,044	157,740	0
Brazil
Total leasing and service revenues	581,635	353,397	233,569
Greenland
Total leasing and service revenues	0	0	136
Ivory Coast
Total leasing and service revenues	97,232	86,486	0
Tanzania
Total leasing and service revenues	0	72,083	196,415
Angola
Total leasing and service revenues	807,742	227,603	79,884
Namibia
Total leasing and service revenues	0	0	33,212
Falkland
Total leasing and service revenues	0	0	166,795
Equatorial Guinea
Total leasing and service revenues	0	0	56,297
Gabon/ West Africa
Total leasing and service revenues	110,424	81,104	0
Liberia
Total leasing and service revenues	0	55,601	0
Ireland
Total leasing and service revenues	0	104,014	0
Sierra Leone
Total leasing and service revenues	0	37,272	0
Other
Total leasing and service revenues	$ 0	$ 4,950	$ 0